CASH FLOW ITEMS - Other Non-Cash Items, Operating Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flow Statement [Abstract]
Share-based compensation	$ 9.2	$ 8.4
Write-down of related party loan receivable	0.0	10.9
Write-down of assets	6.7	9.2
Write-down (reversal of write-down) of inventories	(12.3)	4.9
Effect of exchange rate changes on cash and cash equivalents	(1.5)	4.7
Effect of exchange rate fluctuation on short-term investments	2.3	5.2
Effects of exchange rate fluctuation on restricted cash	0.5	0.3
Other	(1.5)	2.5
Total adjustments for other non-cash items within operating activities	$ 3.4	$ 46.1